Fair value measurement, Fair Value Hierarchy (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($) Tranche
Financial liabilities [Abstract]
Embedded derivative, liabilities		$ 96,721
Number of tranches of convertible notes | Tranche		2
Transfers into level 3	$ 0
Transfers out of level 3	$ 0
Level 1 [Member]
Financial liabilities [Abstract]
Embedded derivative, liabilities		$ 0
Level 2 [Member]
Financial liabilities [Abstract]
Embedded derivative, liabilities		0
Level 3 [Member]
Financial liabilities [Abstract]
Embedded derivative, liabilities		96,721
SAFE (Issued 28 October 2020) [Member]
Financial liabilities [Abstract]
Embedded derivative, liabilities		7,424
SAFE (Issued 28 October 2020) [Member] | Level 1 [Member]
Financial liabilities [Abstract]
Embedded derivative, liabilities		0
SAFE (Issued 28 October 2020) [Member] | Level 2 [Member]
Financial liabilities [Abstract]
Embedded derivative, liabilities		0
SAFE (Issued 28 October 2020) [Member] | Level 3 [Member]
Financial liabilities [Abstract]
Embedded derivative, liabilities		7,424
Convertible Note (Issued 5 January 2021) [Member]
Financial liabilities [Abstract]
Embedded derivative, liabilities		51,307
Convertible Note (Issued 5 January 2021) [Member] | Level 1 [Member]
Financial liabilities [Abstract]
Embedded derivative, liabilities		0
Convertible Note (Issued 5 January 2021) [Member] | Level 2 [Member]
Financial liabilities [Abstract]
Embedded derivative, liabilities		0
Convertible Note (Issued 5 January 2021) [Member] | Level 3 [Member]
Financial liabilities [Abstract]
Embedded derivative, liabilities		51,307
Convertible Note (Issued on 1 April 2021) [Member]
Financial liabilities [Abstract]
Embedded derivative, liabilities		37,990
Convertible Note (Issued on 1 April 2021) [Member] | Level 1 [Member]
Financial liabilities [Abstract]
Embedded derivative, liabilities		0
Convertible Note (Issued on 1 April 2021) [Member] | Level 2 [Member]
Financial liabilities [Abstract]
Embedded derivative, liabilities		0
Convertible Note (Issued on 1 April 2021) [Member] | Level 3 [Member]
Financial liabilities [Abstract]
Embedded derivative, liabilities		$ 37,990